Label	Element	Value
First Investors Life Series Limited Duration High Quality Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	filsf1_SupplementTextBlock
SUPPLEMENT DATED JANUARY 31, 2016

FIRST INVESTORS LIFE SERIES FUNDS

PROSPECTUS

DATED MAY 1, 2015

FIRST INVESTORS LIFE SERIES BALANCED INCOME FUND

PROSPECTUS

DATED NOVEMBER 2, 2015

FIRST INVESTORS TAX EXEMPT FUNDS

PROSPECTUS

DATED MAY 1, 2015

The following changes are made to the First Investors Life Series Funds prospectus:

1.	In “The Funds Summary Section” for the First Investors Life Series Limited Duration High Quality Bond Fund, the following is added as a principal risk of the Fund:

Sector Risk.  Sector risk is the risk associated with the Fund holding a significant amount of investments in similar businesses, which could be affected by the same economic or market conditions.

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Please retain this Supplement for future reference.

Risk/Return [Heading]	rr_RiskReturnHeading	First Investors Life Series Limited Duration High Quality Bond Fund